REVERSE RECAPITALIZATION - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares) | shares	71,810,419	76,292,241	72,027,743	76,552,595
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants outstanding (in shares) | shares	8,911,744
Share exchange ratio	139.15
Increase in cash, net of transactions costs paid	$ 63,200
Gross proceeds from PIPE	225,000
Payments to preferred shareholders	229,900
Repaid the senior secured revolving credit facility		$ 0	$ 25,000
Repayment of outstanding related party loans		$ 0	1,538
Transactions costs related to business combination	24,200
Additional paid-in capital
Reverse Recapitalization [Line Items]
Transactions costs related to business combination			24,100
Selling, General and Administrative Expenses
Reverse Recapitalization [Line Items]
Transactions costs related to business combination			$ 100
Interfusion B.V. and T-Fone B.V.
Reverse Recapitalization [Line Items]
Repayment of outstanding related party loans	1,600
UBS
Reverse Recapitalization [Line Items]
Repaid the senior secured revolving credit facility	25,000
Backstop Notes
Reverse Recapitalization [Line Items]
Proceeds from backstop notes	95,100
CTAC
Reverse Recapitalization [Line Items]
Proceeds from business combination, after redemptions	$ 20,000
Public stockholders
Reverse Recapitalization [Line Items]
Private offering and merger financing, net of equity issuance costs (in shares) | shares	10,356,593
CTAC Shareholders
Reverse Recapitalization [Line Items]
Shares redeemed (in shares) | shares	22,240,970
Price per share of shares redeemed (in dollars per share) | $ / shares	$ 10.00
PIPE Investors
Reverse Recapitalization [Line Items]
Shares issued (in shares) | shares	22,500,000
Price per share of shares issued (in dollars per share) | $ / shares	$ 10.00